Condensed Balance Sheet (Parent Only) (Parenthetical) (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	19,859,219	19,859,219
Common stock, shares outstanding	18,229,760	18,603,889
Preferred stock, Par value
Preferred stock, Authorized	10,000,000	10,000,000
Treasury stock, shares	1,629,459	1,255,330
Parent Company
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	19,859,219	19,859,219
Common stock, shares outstanding	18,229,760	18,603,889
Preferred stock, Par value
Preferred stock, Authorized	10,000,000	10,000,000
Treasury stock, shares	1,629,459	1,255,330